SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 2,077,166	$ 2,493,772
Malaysia Country [member]
IfrsStatementLineItems [Line Items]
Total	1,408,589	1,751,773
Singapore country [member]
IfrsStatementLineItems [Line Items]
Total	$ 668,577	$ 741,999